RECENT DEVELOPMENTS AND OTHER INFORMATION - Narrative - COSAN CORPORATE (Details 1) R$ in Thousands							1 Months Ended	12 Months Ended
		Jul. 25, 2024 BRL (R$)	May 08, 2024 BRL (R$) shares	Apr. 30, 2024	Apr. 19, 2024 shares	Feb. 22, 2024 BRL (R$)	Apr. 30, 2024 shares	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Nov. 28, 2024 BRL (R$)
RECENT DEVELOPMENTS AND OTHER INFORMATION
Dividends paid										R$ 1,237,779
Dividends received by subsidiary								R$ 1,312,706	R$ 1,161,439
Settlement gain/loss, Profit or loss – Finance results	[1]							(822,687)
Provision for impairment loss								R$ 4,672,396
Vale SA [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Number of shares disposed in investment | shares							33,524,185
Percentage of share capital disposed							(0.78%)
Cosan Corporate [member] | Vale SA [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Number of authorised distributions of remuneration to shareholders								3
Dividends paid						R$ 11,721,894
Interest on equity (“JCP”) paid		R$ 8,940,158
Interest on equity (“JCP”) payable											R$ 2,222,163
Provision for impairment loss								R$ 4,672,396
Cosan Corporate [member] | Cosan Oito S.A. [member] | Vale SA [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Dividends received by subsidiary						R$ 577,469
Proceeds From Interest On Equity Recognised As Distributions To Owners Of Parent		R$ 315,622
Interest on equity (“JCP”) receivable, net of withholding taxes											R$ 78,465
Percentage of settlement of debt linked to operation and collar derivatives				100.00%
Number of shares disposed in investment | shares					33,524,185
Percentage of share capital disposed					0.78%
Cosan Corporate [member] | Cosan Oito S.A. [member] | Vale SA [Member] | Call Spread [Member] | Derivate financial instruments [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Number of shares disposed in investment | shares			10,785,830
Percentage of share capital disposed			0.24%
Settlement gain/loss, Cash effect			R$ 14,499
Settlement gain/loss, Profit or loss – Finance results			R$ 82,265

[1]	The gain mentioned in this settlement was recognized in the financial results for the year.